Taxes - Taxes payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Taxes
Corporation income tax payable	$ 578,445	$ 415,488
Other tax payable	245,256	155,866
Total	$ 823,701	$ 571,354